Other Payables, Including Derivatives	12 Months Ended
Dec. 31, 2020
Disclosure of other payables, including derivatives [Abstract]
Other Payables, Including Derivatives
Note 18 - Other Payables, Including Derivatives

Composition

	As of December 31,
	2020	2019
	NIS millions

Employees and related liabilities	113	109
Provision for voluntary retirement plan	-	45
Government institutions	32	25
Interest payable	62	55
Accrued expenses	1	5
Deferred revenue	41	55
Derivative financial instruments	8	5
	257	299